Accrued Expenses And Other Payables	12 Months Ended
Dec. 31, 2014
Payables and Accruals [Abstract]
Accrued Expenses And Other Payables
15.	ACCRUED EXPENSES AND OTHER PAYABLES

The components of accrued expenses and other payables are as follows:

	December 31,
	2013	2014
	RMB	RMB	US$
Payroll and welfare payables	28,693	178,295	28,736
Business and other taxes payable	67,408	16,633	2,681
Payables for office supplies and utilities	3,650	8,782	1,415
Payables for the purchase of property and equipment	85,993	233,353	37,610
Payable for purchase intangible assets	10,000	5,054	815
Accrued service fees	37,130	60,167	9,697
Interest payables	36,254	20,452	3,296
Share-settled bonuses	6,441	14,913	2,404
Payable for assets acquisition	—	35,846	5,777
Others	16,852	25,996	4,189

	292,421	599,491	96,620